Property, plant and equipment (Schedule of Property, plant and equipment Net Book Value) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ 2,839	$ 2,830	$ 2,883
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	4,882	4,488
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(2,043)	(1,658)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	121	167	96
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	495	456
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(374)	(289)
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	140	147	163
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	238	212
Furniture and fixtures [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(98)	(65)
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	774	666	558
Laboratory equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,717	1,588
Laboratory equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(943)	(922)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,183	1,173	1,323
Right-of-use assets [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,593	1,417
Right-of-use assets [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(410)	(244)
Leasehold improvements and right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	621	677	$ 743
Leasehold improvements and right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	839	815
Leasehold improvements and right-of-use assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ (218)	$ (138)